INCOME TAXES - Components of income (loss) from operations, income taxes (benefit) and deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income (loss) from operations before income taxes:
Domestic	¥ 525,338	¥ 181,176	¥ (638,940)
Foreign	(195,679)	(967,078)	(678,032)
Income (loss) before income taxes	329,659	(785,902)	(1,316,972)
Income tax expense-current
Domestic	169,906	164,286	40,669
Foreign	35,177	(120,656)	121
Total	205,083	43,630	40,790
Income tax expense (benefit)-deferred
Domestic	(35,339)	(13,323)	(55,977)
Foreign	(68,453)	(132,164)	(442,922)
Total	(103,792)	(145,487)	(498,899)
Income tax expenses (benefits) attributable to operations	101,291	(101,857)	(458,109)
Income tax expenses (benefit) attributable to other comprehensive income	1,686	120,873	(15,694)
Deferred Tax Asset
Impairment loss on investments in securities	38,130	38,130
Depreciation and amortization	27,235	36,450
Accrued municipal governments tax	9,915	15,335
Allowance for doubtful accounts	22,780	50,607
Accrued bonus	5,445	10,363
Accrued vacation	30,056	48,712
Other accrued expense	132,117	108,621
Asset retirement obligations	20,416	19,138
Operating loss carryforwards	489,212	418,928
Derivatives		1,167
Share-based compensation expense	6,007	8,473
Others	190,627	91,024
Total	971,940	846,948
Valuation allowances	(296,603)	(306,041)	¥ (154,834)	¥ (132,874)
Total	675,337	540,907
Deferred Tax Liability
Depreciation and amortization	59,851	38,205
Derivatives	1,910
Unrealized gain on equity securities	234,105	226,940
Intangible assets	341,193	346,363
Others	61,144	35,652
Total	¥ 698,203	¥ 647,160